                     STEIN ROE ADVISOR TRUST
           Stein Roe Advisor High-Yield Municipals Fund
             Stein Roe Advisor Intermediate Bond Fund

        Supplement to Statement of Additional Information
                      Dated Nov. 1, 1998


     The name of STEIN ROE ADVISOR TRUST has been changed to LIBERTY-STEIN ROE ADVISOR TRUST.

             This Supplement is Dated March 4, 1999



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                  STEIN ROE ADVISOR TRUST
           Stein Roe Advisor Growth & Income Fund
               Stein Roe Advisor Special Fund

     Supplement to Statement of Additional Information
                     Dated Feb. 1, 1999


     The name of STEIN ROE ADVISOR TRUST has been changed to LIBERTY-STEIN ROE ADVISOR TRUST.

              This Supplement is Dated March 4, 1999

                 STEIN ROE ADVISOR TRUST
            Stein Roe Advisor Growth Stock Fund
           Stein Roe Advisor Young Investor Fund

       Supplement to Statement of Additional Information
                   Dated Feb. 1, 1999


     The name of STEIN ROE ADVISOR TRUST has been changed to LIBERTY-STEIN ROE ADVISOR TRUST.

           This Supplement is Dated March 4, 1999